SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lease Liability
Lease liabilities, beginning of period	$ 489,123	$ 158,124
Additions		440,675
Interest expense	30,859	26,964
Lease payments	(112,070)	(128,995)
Lease removal		(7,645)
Lease liabilities, end of period	407,912	489,123
Current lease liability	118,077	110,481
Non-current lease liability	289,835	378,642
Lease liabilities	$ 407,912	$ 489,123